Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

20 – EQUITY

Ordinary Shares

As of December 31, 2024, the Company has 63,272,419 common stock (“ordinary shares”), with a par value of US$0.0001 per share (December 31, 2023, the Company had 57,036,094 ordinary shares, with par value of US$0.0001). Further, 9,477,335 shares were granted as part of the long-term incentive plan of the Company as of December 31, 2024. Of which, 5,846,291 shares were subsequently issued and the remaining 3,631,044 are yet to be issued. Additionally, 7,027,844 shares were issued as part of the Restricted Share Units Awards.

The voting, dividend and liquidation rights of the holders of the ordinary shares are subject to Articles of Association of the Company. The holders of the ordinary shares are entitled to one vote for each share held at all meetings of stockholders. There is no cumulative voting. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the common stockholders the Company.

Preferred stocks

The preferred stocks converted to ordinary shares as of the deSPAC date, and there are no preferred stocks remaining as of December 31, 2024. The Company has retrospectively adjusted the previous preferred stock into common stock using the Exchange Ratio in the prior year.